Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss attributable to ordinary shareholders	$ (63,378)	$ (38,115)	$ (102,486)
Denominator:
Weighted average ordinary shares outstanding	186,878,000	146,820,000	140,831,000
Basic net loss per share attributable to ordinary shareholders (in dollars per share)	$ (0.34)	$ (0.26)	$ (0.73)
Numerator:
Net loss attributable for calculating diluted net loss per share	$ (63,378)	$ (38,115)	$ (102,486)
Denominator:
Weighted average ordinary shares outstanding	186,878,000	146,820,000	140,831,000
Weighted average ordinary shares equivalents:
Shares used in computing diluted net loss per share attributable to ordinary shareholders	186,878,000	146,820,000	140,831,000
Diluted net loss per share attributable to ordinary shareholders (in dollars per share)	$ (0.34)	$ (0.26)	$ (0.73)
Options and RSUs
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income (loss) per share	17,800,000	52,600,000	23,500,000
Convertible preferred shares
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income (loss) per share	0	30,000,000	0